Severance Indemnities and Pension Plans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Foreign offices and subsidiaries | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	¥ 9,276	¥ 7,354
Interest cost on projected benefit obligation	5,575	7,255
Expected return on plan assets	(16,254)	(15,785)
Amortization of net actuarial loss	3,215	8,158
Amortization of prior service cost	(1,343)	(1,309)
Gain on settlements and curtailment	0	0
Net periodic benefit cost (income)	469	5,673
Foreign offices and subsidiaries | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	100	117
Interest cost on projected benefit obligation	264	402
Expected return on plan assets	(1,182)	(1,072)
Amortization of net actuarial loss	73	125
Amortization of prior service cost	(189)	(226)
Gain on settlements and curtailment	0	0
Net periodic benefit cost (income)	(934)	(654)
Domestic subsidiaries | Pension Benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	22,196	23,695
Interest cost on projected benefit obligation	6,081	5,596
Expected return on plan assets	(41,132)	(35,577)
Amortization of net actuarial loss	137	8,547
Amortization of prior service cost	(629)	(602)
Gain on settlements and curtailment	(2,632)	(1,084)
Net periodic benefit cost (income)	¥ (15,979)	¥ 575